Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade and other receivables [Abstract]
Trade receivables	$ 225,049	$ 125,437
Tax receivables	31,110	45,680
Prepayments	15,770	11,827
Other accounts receivable	6,443	17,390
Trade and other receivables	$ 278,372	$ 200,334